Schedule of shares issued and outstanding (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 15,886,591	$ 25,565,544
Shares issued on vesting of RSUs
Ending balance, value	$ 5,368,605	$ 20,229,764
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	15,803,875	15,543,309
Beginning balance, value	$ 124,897,859	$ 122,741,230
Shares issued on vesting of RSUs, shares	118,433	91,635
Shares issued on vesting of RSUs	$ 616,486	$ 681,759
Return to treasury - Sideqik acquisition, shares	(9,098)
Return to treasury - Sideqik acquisition
Shares issued under shares for services, shares	114,057
Shares issued under shares for services	$ 1,333,334
Ending balance, shares	16,027,267	15,634,944
Ending balance, value	$ 126,847,679	$ 123,422,989